Condensed Consolidated Statements of Shareholders' Equity (Deficit) and Comprehensive Income (Loss) (Unaudited) (Parenthetical) (Successor, USD $)	12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended			12 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011 2nd Quarter	Sep. 30, 2011 3rd Quarter	Dec. 31, 2010 Common Stock	Sep. 30, 2011 Common Stock 2nd Quarter	Sep. 30, 2011 Common Stock 3rd Quarter	Sep. 30, 2011 Subscription Receivable 3rd Quarter	Dec. 31, 2010 Additional Paid-in Capital	Sep. 30, 2011 Additional Paid-in Capital 2nd Quarter	Sep. 30, 2011 Additional Paid-in Capital 3rd Quarter
Issuance of warrants		200,000	15,700,000		200,000	15,700,000	15,700,000		200,000	15,700,000
Stock and warrants issuance cost	$ 338,100	$ 100,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000